Summary of Significant Accounting Policies - Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Impairment loss of equity method investments	$ 0	$ 0	$ 250